Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets
	December 31
	2021	2020

Net operating loss carry forward (1)	$7,240	$7,343
Net capital loss carry forward (1)	6,848	5,427
Allowances and provisions	142	149
Intangible assets, net	(51)	(9)

	14,179	12,910

Valuation allowance (2)	$(14,179)	$(12,910)

Net deferred tax Liability	$-	$-

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2021	2020	2019

Current	$2	-	$31
Other	(41)	-	(79)

	$(39)	-	$(48)

Domestic	$(41)	-	$(52)
Foreign	2	-	4

	$(39)	-	$(48)

Schedule of income (loss) before taxes on income
	Year ended December 31,
	2021	2020	2019

Domestic	$389	(966)	$(980)
Foreign	23	6	19

	$412	(960)	$(961)